Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Jun. 30, 2019	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Proceeds received			$ 33,762	$ 1,938,877
Borrowings	$ 622,258	622,258	586,470
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				33,000
Accumulate over 24 months in semi-annual deposits [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				5,000
NIS [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪										₪ 115,000
NIS [Member] | Accumulate over 24 months in semi-annual deposits [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪										20,000
OPC Rotem Ltd Lenders Consortium (E) [Member]
Disclosure of detailed information about borrowings [line items]
Reserve account	22,000	22,000	14,000
Amount used from guarantee	2,000	2,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | Credit facilities from Bank Leumi [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,000	$ 6,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Reserve account | ₪							₪ 76,000		₪ 51,000
Amount used from guarantee | ₪							7,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS [Member] | Credit facilities from Bank Leumi [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪							₪ 21,000
Rotem [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees				$ 15,300
Rotem [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪										₪ 57,500
Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Face amount											$ 290,000
Hadera Financing Agreement [Member] | Bottom of range [member] | Interest Rate Adjustment [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.70%	4.70%					4.70%
Hadera Financing Agreement [Member] | Top of range [Member] | Interest Rate Adjustment [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	5.40%	5.40%					5.40%
Hadera Financing Agreement [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew	$ 178,000	$ 178,000
Hadera Financing Agreement [Member] | CPI linked [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	3.10%	3.10%					3.10%
Hadera Financing Agreement [Member] | CPI linked [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	3.90%	3.90%					3.90%
Hadera Financing Agreement [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪												₪ 1,006,000
Hadera Financing Agreement [Member] | NIS [Member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew | ₪							₪ 616,000
IC Power Asia Development Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees	$ 23,000	$ 23,000	$ 6,000
IC Power Asia Development Ltd [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							80,000		₪ 20,000
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees	13,000	13,000
OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							46,000
Veridis [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees	3,000	3,000
Veridis [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							12,000
OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 397,000	397,000
Maturity	End of 19 years from the commencement date of the commercial operation or 23 years from the signing date of Tzomet’s Financing Agreement (however not later than December 31, 2042).
OPC Tzomet [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪							1,372,000
OPC invested in OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Total investment	$ 25,000	25,000
OPC invested in OPC Tzomet [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Total investment | ₪							88,000
Investment of shareholders equity in OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Total investment	85,000	85,000
Investment of shareholders equity in OPC Tzomet [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Total investment | ₪							293,000
OPC Guarantee in OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees	44,000	44,000
OPC Guarantee in OPC Tzomet [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							157,000
Bank guarantee by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees	$ 67,000	$ 67,000
Bank guarantee by OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪							₪ 230,000
Credit Framework Agreement by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	0.60%	0.60%					0.60%
Borrowings	$ 66,000	$ 66,000			$ 66,000
Credit Framework Agreement by OPC [Member] | Uses as purposes of payment of Initial Assessment [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 49,000
Credit Framework Agreement by OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪						₪ 230,000	₪ 230,000
Credit Framework Agreement by OPC [Member] | NIS [Member] | Uses as purposes of payment of Initial Assessment [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪						₪ 169,000
Hedge agreement [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of hedge								80.00%
Hedge agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate								1.70%
Hedge agreement [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate								1.76%